Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares	Value ($)
JNL Conservative Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 62.2%
JNL/Crescent High Income Fund - Class I (3.1%) (a)	1,969	21,129
JNL/DoubleLine Core Fixed Income Fund - Class I (1.4%) (a)	3,666	53,373
JNL/DoubleLine Total Return Fund - Class I (2.8%) (a)	6,501	73,400
JNL/PIMCO Income Fund - Class I (2.3%) (a)	3,120	33,348
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (4.8%) (a)	2,503	31,137
JNL/PIMCO Real Return Fund - Class I (0.7%) (a)	1,058	11,125
JNL/PPM America Total Return Fund - Class I (2.9%) (a)	2,991	37,809
JNL/Scout Unconstrained Bond Fund - Class I (5.9%) (a)	1,541	15,564
		276,885
Domestic Balanced 9.3%
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I (0.7%) (a)	874	11,119
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.5%) (a)	1,832	30,081
		41,200
Domestic Equity 7.5%
JNL Multi-Manager Mid Cap Fund - Class I (0.7%) (a)	669	8,927
JNL Multi-Manager Small Cap Growth Fund - Class I (0.1%) (a)	109	3,347
JNL Multi-Manager Small Cap Value Fund - Class I (0.3%) (a)	253	3,343
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (0.3%) (a)	364	5,593
JNL/Morningstar Wide Moat Index Fund - Class I (2.2%) (a)	1,085	12,298
		33,508
Emerging Markets Fixed Income 6.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (4.4%) (a)	2,341	26,689
Global Fixed Income 5.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (1.6%) (a)	2,044	22,241
International Equity 4.5%
JNL/Causeway International Value Select Fund - Class I (0.7%) (a)	655	10,031
JNL/WCM Focused International Equity Fund - Class I (0.7%) (a)	627	10,034
		20,065
Alternative 3.2%
JNL Multi-Manager Alternative Fund - Class I (1.2%) (a)	1,390	14,456
Emerging Markets Equity 2.3%
JNL/GQG Emerging Markets Equity Fund - Class I (1.3%) (a)	651	6,666
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (0.8%) (a)	336	3,343
		10,009
Total Investment Companies (cost $424,406)		445,053
Total Investments 100.0% (cost $424,406)		445,053
Other Assets and Liabilities, Net (0.0)%		(97)
Total Net Assets 100.0%		444,956

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Institutional Alt 100 Fund
INVESTMENT COMPANIES 100.0%
Alternative 100.0%
JNL Multi-Manager Alternative Fund - Class I (4.8%) (a)	5,435	56,527
JNL/Boston Partners Global Long Short Equity Fund - Class I (9.1%) (a)	3,594	36,442
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (9.0%) (a)	2,022	20,139
	Shares	Value ($)
JNL/First State Global Infrastructure Fund - Class I (1.9%) (a)	1,248	19,533
JNL/Heitman U.S. Focused Real Estate Fund - Class I (5.4%) (a)	867	10,344
JNL/JPMorgan Hedged Equity Fund - Class I (8.1%) (a)	2,098	21,734
JNL/Neuberger Berman Commodity Strategy Fund - Class I (7.7%) (a)	792	8,535
JNL/Neuberger Berman Currency Fund - Class I (9.1%) (a)	658	6,522
JNL/Nicholas Convertible Arbitrage Fund - Class I (6.2%) (a)	867	9,230
JNL/Westchester Capital Event Driven Fund - Class I (9.3%) (a)	2,632	28,266
Total Investment Companies (cost $210,571)		217,272
Total Investments 100.0% (cost $210,571)		217,272
Other Assets and Liabilities, Net (0.0)%		(60)
Total Net Assets 100.0%		217,212

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 46.5%
JNL/Crescent High Income Fund - Class I (3.0%) (a)	1,914	20,539
JNL/DoubleLine Core Fixed Income Fund - Class I (1.3%) (a)	3,426	49,881
JNL/DoubleLine Total Return Fund - Class I (3.0%) (a)	7,017	79,223
JNL/PIMCO Income Fund - Class I (2.4%) (a)	3,156	33,743
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (4.0%) (a)	2,123	26,408
JNL/PIMCO Real Return Fund - Class I (0.9%) (a)	1,255	13,204
JNL/PPM America Total Return Fund - Class I (2.9%) (a)	3,018	38,145
JNL/Scout Unconstrained Bond Fund - Class I (4.4%) (a)	1,162	11,737
		272,880
Domestic Equity 15.0%
JNL Multi-Manager Mid Cap Fund - Class I (2.1%) (a)	1,870	24,941
JNL Multi-Manager Small Cap Growth Fund - Class I (0.3%) (a)	191	5,868
JNL Multi-Manager Small Cap Value Fund - Class I (0.7%) (a)	556	7,336
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (0.9%) (a)	1,145	17,605
JNL/Morningstar Wide Moat Index Fund - Class I (3.6%) (a)	1,813	20,539
JNL/T. Rowe Price Established Growth Fund - Class I (0.1%) (a)	250	11,737
		88,026
Domestic Balanced 11.5%
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I (1.2%) (a)	1,498	19,072
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.9%) (a)	2,948	48,414
		67,486
International Equity 8.3%
JNL Multi-Manager International Small Cap Fund - Class I (2.2%) (a)	617	5,868
JNL/Causeway International Value Select Fund - Class I (1.4%) (a)	1,341	20,539
JNL/WCM Focused International Equity Fund - Class I (1.5%) (a)	1,375	22,007
		48,414
Emerging Markets Fixed Income 4.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (4.3%) (a)	2,316	26,408
Emerging Markets Equity 4.5%
JNL/GQG Emerging Markets Equity Fund - Class I (2.8%) (a)	1,433	14,671
JNL/Lazard Emerging Markets Fund - Class I (0.8%) (a)	601	5,868

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares	Value ($)
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (1.3%) (a)	590	5,868
		26,407
Global Fixed Income 4.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (1.7%) (a)	2,157	23,474
Alternative 3.7%
JNL Multi-Manager Alternative Fund - Class I (1.5%) (a)	1,693	17,605
JNL/Heitman U.S. Focused Real Estate Fund - Class I (2.3%) (a)	369	4,401
		22,006
Global Equity 2.0%
JNL/Harris Oakmark Global Equity Fund - Class I (1.4%) (a)	1,104	11,737
Total Investment Companies (cost $558,885)		586,838
Total Investments 100.0% (cost $558,885)		586,838
Other Assets and Liabilities, Net (0.0)%		(126)
Total Net Assets 100.0%		586,712

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Global Growth Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1 (a)	12,857	375,673
Total Investment Companies (cost $366,719)		375,673
Total Investments 100.0% (cost $366,719)		375,673
Other Assets and Liabilities, Net (0.0)%		(102)
Total Net Assets 100.0%		375,571

(a)  Investment in affiliate.

JNL/American Funds Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth Fund - Class 1	13,943	1,006,099
Total Investment Companies (cost $1,036,423)		1,006,099
Total Investments 100.0% (cost $1,036,423)		1,006,099
Other Assets and Liabilities, Net (0.0)%		(314)
Total Net Assets 100.0%		1,005,785

Abbreviations:

CAPE - Cyclically Adjusted Price Earnings

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Long Term Investments in Affiliates

As defined by the Investment Company Act of 1940 (“1940 Act”), as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. Funds that own shares of other Funds advised by Jackson National Asset Management, LLC (“JNAM”), are also considered invested in an affiliate company. The following table details each Fund's long term investments in affiliates held during the period ended September 30, 2019.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Conservative Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	11,210	4,102	1,514	—	7	651	14,456	3.2
JNL Multi-Manager Mid Cap Fund - Class I	5,303	3,601	1,147	—	76	1,094	8,927	2.0
JNL Multi-Manager Small Cap Growth Fund - Class I	2,708	833	776	—	82	500	3,347	0.7
JNL Multi-Manager Small Cap Value Fund - Class I	2,648	954	697	—	(93)	531	3,343	0.7
JNL/Boston Partners Global Long Short Equity Fund - Class I	2,603	378	3,034	—	(202)	255	—	—
JNL/Causeway International Value Select Fund - Class I	9,589	2,676	2,926	—	(277)	969	10,031	2.3
JNL/Crescent High Income Fund - Class I	10,301	10,419	802	—	(26)	1,237	21,129	4.7
JNL/DoubleLine Core Fixed Income Fund - Class I	31,814	20,636	1,998	—	61	2,860	53,373	12.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	23,216	5,502	4,058	—	(104)	2,133	26,689	6.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	9,720	1,102	6,816	—	(413)	2,000	5,593	1.3
JNL/DoubleLine Total Return Fund - Class I	46,465	26,358	2,880	—	49	3,408	73,400	16.5
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	2,575	114	2,737	—	(126)	174	—	—
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	12,202	2,182	4,847	—	(160)	1,742	11,119	2.5
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	23,981	7,855	9,427	—	(27)	(141)	22,241	5.0
JNL/GQG Emerging Markets Equity Fund - Class I	6,084	1,465	1,651	—	(89)	857	6,666	1.5
JNL/Heitman U.S. Focused Real Estate Fund - Class I	1,715	58	1,973	—	52	148	—	—
JNL/Morningstar Wide Moat Index Fund - Class I	12,333	2,702	5,163	—	321	2,105	12,298	2.8
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	4,369	1,097	2,577	—	(547)	1,001	3,343	0.7
JNL/PIMCO Income Fund - Class I	22,381	10,457	1,094	—	44	1,560	33,348	7.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	19,803	9,955	1,508	—	17	2,870	31,137	7.0
JNL/PIMCO Real Return Fund - Class I	3,438	7,580	422	—	13	516	11,125	2.5
JNL/PPM America Total Return Fund - Class I	26,650	10,168	2,085	—	52	3,024	37,809	8.5
JNL/Scout Unconstrained Bond Fund - Class I	17,232	5,607	8,310	—	69	966	15,564	3.5
JNL/T. Rowe Price Capital Appreciation Fund - Class I	27,168	5,131	6,672	—	525	3,929	30,081	6.8
JNL/WCM Focused International Equity Fund - Class I	10,583	1,709	4,257	—	55	1,944	10,034	2.3
	346,091	142,641	79,371	—	(641)	36,333	445,053	100.0
JNL Institutional Alt 100 Fund
JNL Multi-Manager Alternative Fund - Class I	48,042	14,164	8,534	—	175	2,680	56,527	26.0
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	9,562	—	10,323	—	(643)	1,404	—	—
JNL/AQR Managed Futures Strategy Fund - Class I	12,237	5	12,212	—	(722)	692	—	—
JNL/BlackRock Global Long Short Credit Fund - Class I	4,921	450	5,063	443	(340)	32	—	—
JNL/Boston Partners Global Long Short Equity Fund - Class I	41,554	16	6,668	—	(452)	1,992	36,442	16.8
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	25,238	40	7,185	—	(61)	2,107	20,139	9.3
JNL/First State Global Infrastructure Fund - Class I	12,088	9,688	5,918	—	206	3,469	19,533	9.0
JNL/Heitman U.S. Focused Real Estate Fund - Class I	10,476	521	3,287	—	324	2,310	10,344	4.8
JNL/Invesco Global Real Estate Fund - Class I	4,820	—	5,296	—	136	340	—	—
JNL/JPMorgan Hedged Equity Fund - Class I	9,837	14,069	3,427	—	173	1,082	21,734	10.0
JNL/Neuberger Berman Commodity Strategy Fund - Class I	11,647	75	4,024	—	(383)	1,220	8,535	3.9
JNL/Neuberger Berman Currency Fund - Class I	11,126	19	4,748	—	(7)	132	6,522	3.0
JNL/Nicholas Convertible Arbitrage Fund - Class I	10,480	9	1,962	—	58	645	9,230	4.2
JNL/PPM America Long Short Credit Fund - Class I	7,337	369	7,672	367	(428)	394	—	—
JNL/Westchester Capital Event Driven Fund - Class I	24,744	6,841	5,476	—	274	1,883	28,266	13.0
	244,109	46,266	91,795	810	(1,690)	20,382	217,272	100.0
JNL Moderate Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	17,339	3,654	4,340	—	27	925	17,605	3.0
JNL Multi-Manager International Small Cap Fund - Class I	6,088	646	1,831	—	(222)	1,187	5,868	1.0
JNL Multi-Manager Mid Cap Fund - Class I	14,603	8,483	1,479	—	144	3,190	24,941	4.3
JNL Multi-Manager Small Cap Growth Fund - Class I	4,850	812	910	—	140	976	5,868	1.0

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Multi-Manager Small Cap Value Fund - Class I	6,030	1,033	723	—	(82)	1,078	7,336	1.2
JNL/Boston Partners Global Long Short Equity Fund - Class I	3,685	296	4,057	—	(275)	351	—	—
JNL/Causeway International Value Select Fund - Class I	21,957	3,038	6,013	—	(587)	2,144	20,539	3.5
JNL/Crescent High Income Fund - Class I	9,855	9,880	406	—	(9)	1,219	20,539	3.5
JNL/DoubleLine Core Fixed Income Fund - Class I	33,804	14,562	1,397	—	39	2,873	49,881	8.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	24,949	2,413	3,098	—	(83)	2,227	26,408	4.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	19,456	2,786	8,428	—	(84)	3,875	17,605	3.0
JNL/DoubleLine Total Return Fund - Class I	57,872	20,011	2,542	—	35	3,847	79,223	13.5
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	17,157	1,717	2,310	—	(36)	2,544	19,072	3.2
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	26,053	5,592	8,010	—	(49)	(112)	23,474	4.0
JNL/GQG Emerging Markets Equity Fund - Class I	13,915	1,369	2,419	—	(88)	1,894	14,671	2.5
JNL/Harris Oakmark Global Equity Fund - Class I	9,745	1,656	1,164	—	(151)	1,651	11,737	2.0
JNL/Heitman U.S. Focused Real Estate Fund - Class I	2,427	1,576	422	—	31	789	4,401	0.7
JNL/Lazard Emerging Markets Fund - Class I	4,943	1,001	394	—	(41)	359	5,868	1.0
JNL/Morningstar Wide Moat Index Fund - Class I	19,496	1,824	4,822	—	363	3,678	20,539	3.5
JNL/Neuberger Berman Commodity Strategy Fund - Class I	2,434	21	2,588	—	(157)	290	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	8,665	1,000	4,721	—	(769)	1,693	5,868	1.0
JNL/PIMCO Income Fund - Class I	25,032	7,733	763	—	33	1,708	33,743	5.8
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	18,831	5,971	928	—	9	2,525	26,408	4.5
JNL/PIMCO Real Return Fund - Class I	5,001	7,875	410	—	10	728	13,204	2.2
JNL/PPM America Total Return Fund - Class I	30,074	7,086	2,291	—	82	3,194	38,145	6.5
JNL/Scout Unconstrained Bond Fund - Class I	15,112	3,622	7,884	—	71	816	11,737	2.0
JNL/T. Rowe Price Capital Appreciation Fund - Class I	40,650	3,036	2,504	—	260	6,972	48,414	8.3
JNL/T. Rowe Price Established Growth Fund - Class I	13,442	1,299	5,415	—	315	2,096	11,737	2.0
JNL/WCM Focused International Equity Fund - Class I	22,187	1,415	6,140	—	184	4,361	22,007	3.8
	495,652	121,407	88,409	—	(890)	59,078	586,838	100.0
JNL/American Funds Global Growth Fund
American Funds Insurance Series - Global Growth Fund - Class 1	225,324	124,431	4,102	18,447	(182)	30,202	375,673	100.0
	225,324	124,431	4,102	18,447	(182)	30,202	375,673	100.0

Security Valuation and Fair Value Measurement. Under the Jackson Variable Series Trust’s (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees ("Board" or "Trustees") has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of a Fund's shares is generally determined once each day the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The Funds of Funds’ investments in the underlying funds are valued at the daily NAV of the applicable underlying fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the underlying funds is discussed in the underlying funds’ Form N-PORT, which are filed with the U.S. Securities and Exchange Commission (“SEC”) and are available on the SEC’s website at www.sec.gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC's website at www.sec.gov.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the underlying funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments. There were no Level 2 or Level 3 investments in these Funds.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.